Schedule of financial assets measured at amortized cost and financial liabilities at amortized cost (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 8,325,773	$ 10,752,128		$ 9,489,266
Cash and cash equivalents	1,044,640	1,343,303	$ 2,367,576	3,044,466	$ 7,445,619	$ 1,951,053
Trade and other payables	2,857,775	3,674,813		6,574,785
Amount due to related parties	690,384	887,764		1,450,305
Asset retirement obligation	11,665	15,000		15,000
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,158,454	10,536,972		8,924,312
Cash and cash equivalents	1,044,640	1,343,303		3,044,466
Investments	78	100
Cash and cash equivalents	1,062,684	1,366,505
Amount due from third party	272,183	350,000
Total financial assets measured at amortized cost	10,538,039	13,596,880		11,968,778
Trade and other payables	2,690,104	3,459,206		6,295,147
Borrowings	2,276,603	2,927,484
Amount due to related parties	690,384	887,764		1,450,305
Asset retirement obligation	11,665	15,000		61,371
Total financial liabilities measured at amortized cost	$ 5,668,756	$ 7,289,454		$ 7,806,823